RELATED PARTY TRANSACTIONS	12 Months Ended
Jul. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS:

The Company has two operating leases with Weinstein Enterprises, Inc. (“Landlord”), an affiliated company, principally owned by the Chairman of the Board of Directors of both the Company and Landlord. One lease is for building, improvements, and land (Premises”) located at Jamaica Avenue at 169th Street, Jamaica, New York. Another lease is for Premises located at 504-506 Fulton Street, Brooklyn, New York.

In July 2022, the Company entered into lease agreements with Landlord as follows:

(1)	Jamaica Avenue at 169th Street, Jamaica, New York - Giving the Company four five-year option periods to extend its lease beyond May 31, 2030 for a total of twenty years through May 31, 2050. In April 2023, the Company exercised the first five-year option period, extending the lease expiration date to May 31, 2035. As of July 31, 2023, it is not reasonably certain the remaining three options to extend the lease will be exercised by the Company.
(2)	504-506 Fulton Street, Brooklyn, New York – In July 2022 the lease agreement was modified to increase monthly lease payments from $30,188 per month to $34,716 per month commencing on May 1, 2026 through April 30, 2031.

Rent payments and expense relating to these two operating leases with Landlord follow:

	Rent Payments		Rent Expense
	Year Ended July 31		Year Ended July 31
Property	2023	2022	2023	2022
Jamaica Avenue at 169th Street	$625,000	$625,000	$1,395,185	$1,517,437
504-506 Fulton Street	362,250	362,250	381,195	353,001
Total	$987,250	$987,250	$1,776,380	$1,870,438

The following summarizes assets and liabilities related to these two leases:

	Right-Of-Use Assets		Liabilities
	July 31		July 31
Property	2023	2022	2023	2022	Expiration Date
Jamaica Avenue at 169th Street	$11,430,657	$11,442,093	$5,210,087	$4,451,338	May 31, 2035
504-506 Fulton Street	2,431,554	2,683,787	2,556,421	2,789,709	April 30, 2031
Total	$13,862,211	$14,125,880	$7,766,508	$7,241,047

Upon termination of the Jamaica, New York lease, currently in 2035, all premises included in operating lease right-of-use assets plus leasehold improvements will be turned over to the Landlord.